STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	12,000,000	12,000,000
Common stock shares outstanding (in Shares)	12,000,000	12,000,000
Number of trading days from the financing event that the conversion shares delivered	20 days
Number of business days of true-up period	10 days
Warrants [Member]
Purchase of stock exercisable (in Dollars)	$ 100,000
Percentage of strike price	125.00%
Valid term	3 years
Convertible Notes [Member]
Interest rate per annum	6.50%
Percentage of conversion price	65.00%
PAULO ROBERTO BONIFACIO [Member]
Common stock shares outstanding (in Shares)	8,203,000
Percentage of shares	68.36%
TIVIX INVESTMENTS LLC [Member]
Common stock shares outstanding (in Shares)	599,000
Percentage of shares	4.99%
SMC FAMILY LIMITED PARTNERSHIP [Member]
Common stock shares outstanding (in Shares)	233,000
Convertible Notes (in Dollars)	$ 12,500
Bruno Bonifacio [Member]
Common stock shares outstanding (in Shares)	772,500
Percentage of shares	6.44%
Unaffiliated Shareholders [Member]
Common stock shares outstanding (in Shares)	2,425,500
Percentage of shares	20.21%
Alidora LLC [Member]
Purchase of stock exercisable (in Dollars)	$ 100,000
Percentage of strike price	125.00%
Valid term	3 years
Convertible Notes (in Dollars)	$ 100,000
Philip R H Connor LLC [Member]
Convertible Notes (in Dollars)	12,500
Jasper Holdings LLC [Member]
Convertible Notes (in Dollars)	75,000
Mont Saint Consultoria e Investimentos Ltd [Member]
Convertible Notes (in Dollars)	43,200
Charles Le Jeune [Member]
Convertible Notes (in Dollars)	$ 150,000